DESCRIPTION OF BUSINESS (FY) (Details) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2024 USD ($) subsidiary	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Number of subsidiaries | subsidiary			1		1
Recapitalization exchange ratio	0.59289
Net proceeds from reverse recapitalization transaction	$ 18,789
Gross proceeds available at closing	25,135
Proceeds from convertible notes		$ 7,000	$ 6,400	$ 0	$ 0	$ 7,000
Amount available after paying TCAC redeeming stockholders	8,771
Proceeds from PIPE Financing	6,100
Payment of cash and noncash expenses	8,679
Net cash after closing	10,110
Convertible Notes Payable
Business Acquisition [Line Items]
Proceeds from convertible notes	$ 10,000
Convertible Notes Payable | 15.00% Convertible Notes
Business Acquisition [Line Items]
Interest rate	15.00%	15.00%